SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands, $ in Thousands						1 Months Ended	6 Months Ended	12 Months Ended	13 Months Ended
	Oct. 01, 2023	May 25, 2023 CAD ($)	May 25, 2023 USD ($)	Mar. 10, 2021 shares	Sep. 12, 2018 tranches	Nov. 30, 2023 CAD ($) tranches $ / shares shares	Feb. 28, 2025 tranches shares	Aug. 31, 2022 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Jan. 16, 2024 shares
Disclosure of non-adjusting events after reporting period [line items]
Private placement, net of issue costs (in shares) | shares				14,584,098
Number of tranches | tranches					3
Issued share capital (in shares) | shares								78,453,879	81,161,630
Cash advances and loans made to other parties, classified as investing activities | $								$ 8,439	$ 0
Announcing or commencing implementation of major restructuring | Laurentian
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	100.00%
Announcing or commencing implementation of major restructuring | The Edibles and Infusions Corporation (“EIC”)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	100.00%
Announcing or commencing implementation of major restructuring | Organigram Inc
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	100.00%
British American Tobacco, Plc | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Investment received from related party | $						$ 124,600
Private placement, net of issue costs (in shares) | shares						38,679,525
Issuance of shares through private placement, price per share (CAD per share) | $ / shares						$ 3.2203
Private placement, net of share issue costs (Note 13) | $						$ 124,600
Number of tranches | tranches						3	2
Preference to ordinary share conversion rate						100.00%
British American Tobacco, Plc | Major ordinary share transactions | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Post issuance rate of increase						7.50%
British American Tobacco, Plc | Major ordinary share transactions | Minimum | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Equity interest acquired						30.00%
British American Tobacco, Plc | Major ordinary share transactions | Maximum | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Equity interest acquired						49.00%
British American Tobacco, Plc | Major ordinary share transactions | First
Disclosure of non-adjusting events after reporting period [line items]
Issued share capital (in shares) | shares										12,893,175
Issued capital, ordinary shares | $						$ 41,500
British American Tobacco, Plc | Major ordinary share transactions | Second and third
Disclosure of non-adjusting events after reporting period [line items]
Issued share capital (in shares) | shares							25,786,350
Phylos Bioscience Inc. ("Phylos") | First
Disclosure of non-adjusting events after reporting period [line items]
Cash advances and loans made to other parties, classified as investing activities		$ 4,429	$ 3,250
Phylos Bioscience Inc. ("Phylos") | Secured Convertible Loan Advanced | Second
Disclosure of non-adjusting events after reporting period [line items]
Cash advances and loans made to other parties, classified as investing activities | $			$ 2,750